Income Taxes - Income (Loss) Before Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 155,101	$ 233,877	$ 48,025
Luxembourg
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	94,558	36,783	55,904
United States
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	4,812	3,631	206
Other Jurisdictions
Schedule of Income Before Income Tax [Line Items]
Income (loss) before income taxes	$ 55,731	$ 193,463	$ (8,085)